CASH AND DUE FROM BANKS - The composition of the funds (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Legal cash requirements
Deposits with Central Reserve Bank of Peru	S/ 13,727,222	S/ 11,769,043
Cash in vaults of Bank	4,132,347	5,591,168
Total legal cash requirements	17,859,569	17,360,211
Additional funds
Overnight deposits with Central Reserve Bank of Peru (ii)	4,640,429	1,437,842
Cash in vaults of Bank and others	785,327	578,627
Total additional funds	5,425,756	2,016,469
Total	S/ 23,285,325	S/ 19,376,680